Fixed Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fixed Assets, Net [Abstract]
Depreciation expense	$ 2,435,712	$ 1,795,011	$ 2,032,386